Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Cash Flow Elements, Operating Activities [Abstract]
Net Income (Loss)	$ (283,007)	$ (81,100)	$ 120,805
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Share-based compensation	30,575	18,998	13,708
Amortization of premium, discount and accrued interest on marketable securities	(2,904)	(1,106)	(372)
Depreciation and amortization	10,607	10,011	9,194
Deferred tax assets, net	(4,015)	5,125	(2,392)
Interest on deposits and investments	(10,736)	(7,737)	(684)
Remeasurement of Warrant liability	110,664	34,102	(36,463)
Remeasurement of Restricted Sponsor Shares liability	65,889	29,715	(27,180)
Remeasurement of Price Adjustment Shares liability	173,051	55,531	(53,220)
Changes in Operating lease right-of-use assets	5,335	4,362	4,667
Changes in Operating lease liabilities	(4,839)	(4,196)	(5,955)
(Increase) decrease in trade receivables	(5,829)	2,271	(12,885)
Increase in deferred revenues	22,317	46,114	38,966
Decrease (increase) in prepaid expenses and other current assets	3,201	(9,211)	(5,692)
(Increase) decrease in other non-current assets	(341)	(5,610)	227
Decrease (increase) in inventories	982	243	(3,680)
Increase (decrease) in trade payables	2,755	3,691	(5,471)
Increase (decrease) in other accounts payable and accrued expenses	17,586	734	(8,853)
Increase (decrease) in other long-term liabilities	880	121	(4,143)
Net Cash Provided by (Used in) Operating Activities, Total	132,171	102,058	20,577
Additional Cash Flow Elements, Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(8,566)	(5,231)	(6,897)
Payments to Acquire Businesses, Net of Cash Acquired	(2,748)	0	0
Payments to Acquire Intangible Assets	(2,043)	(2,687)	(2,188)
Payments to Acquire Marketable Securities	(127,789)	(55,317)	(89,364)
Proceeds from Sale and Maturity of Marketable Securities	59,971	56,336	22,277
Payments to Acquire Short-Term Investments	(207,000)	(89,000)	(76,000)
Proceeds from Sale of Short-Term Investments	138,702	73,359	60,941
Net Cash Provided by (Used in) Investing Activities, Total	(149,473)	(22,540)	(91,231)
Additional Cash Flow Elements, Financing Activities [Abstract]
Exercise of options	17,265	19,142	12,628
Proceeds from Employee Share Purchase Plan	3,344	2,623	1,337
Exercise of public warrants	53	0	5
Redemption of public warrants	(11)	0	0
Net cash provided by financing activities	20,651	21,765	13,970
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect, Total	3,349	101,283	(56,684)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	(1,207)	589	(1,644)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	189,517	87,645	145,973
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	191,659	189,517	87,645
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	7,706	10,047	9,053
Noncash Investing and Financing Items [Abstract]
Price Adjustment Shares [Member]	254,766	0	0
RestrictedSponsorShareLiability	113,136	0	0
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	0	0	664
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1,884	4,363	0
Reclass and exercise of Public and Private Warrants (Non-cash)	$ 164,770	$ 0	$ 0